Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (millions)[7]	Adjusted EBITDA (millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,700,183	$10,101,435	$2,030,591	$3,585,219	$171.28	$143.18	$3.04	$232.30
2022	$5,555,517	$5,555,517	$2,823,387	$1,962,193	$92.76	$140.29	$10.65	$191.28
2021	$4,567,222	$4,567,222	$1,676,763	$2,073,838	$148.33	$143.09	$24.73	$211.94
2020	$2,835,761	$2,835,761	$1,050,250	$1,015,548	$96.40	$113.45	($14.84)	$114.95

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(3)	The dollar amounts reported in column (d) and (e) represent the average of the amounts reported for the Named Executive Officers as a group (excluding Dr. Berger) in the “Total” column of the Summary Compensation Table in 2023. The names of each of the Named Executive Officers (excluding Dr. Berger) included for purposes of calculating the average amounts in each applicable year are Mark Stolper, Stephen Forthuber, Norman Hames, and Mital Patel.

Peer Group Issuers, Footnote [Text Block]

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 – Healthcare Sector index.

Summary Compensation Table Total for PEO	[1]	$ 6,700,183	$ 5,555,517	$ 4,567,222	$ 2,835,761
Compensation Actually Paid to PEO	[2]	$ 10,101,435	5,555,517	4,567,222	2,835,761
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Berger, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Berger’s total compensation for 2023 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Reported Change in the Actuarial Present Value of Pension Benefits(b)	Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2023	$6,700,183	($3,125,000)	$6,526,252	–	–	$10,101,435

(a)	The amounts deducted or added in calculating Dr. Berger’s equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$5,590,692	–	$935,560	–	–	–	$6,526,252

(b)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2023. These values are $0.00 since Dr. Berger did not have any values reported in these columns in the Summary Compensation Table.

(c)	The total pension benefit adjustments for 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the chief executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) calculated in accordance with U.S. GAAP. This value is $0.00 since Dr. Berger did not participate in such pension programs in Fiscal Year 2023.

Average Summary Compensation Table Total for Non-PEO Named Executive Officers	[3]	$ 2,030,591	2,823,387	1,676,763	1,050,250
Average Compensation Actually Paid to Non-PEO Named Executive Officers	[4]	$ 3,585,219	1,962,193	2,073,838	1,015,548
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Dr. Berger), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding Dr. Berger) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding Dr. Berger) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$2,030,591	($1,071,875)	$2,626,503	–	–	$3,585,219

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,032,116	$309,243	$286,517	($1,373)	–	–	$2,626,503

(b)	The amounts included in these columns are $0.00 since none of the Named Executive Officers participated in a pension benefit program in Fiscal Year 2023.

Compensation Actually Paid and TSR		Compensation Actually Paid and TSR
Compensation Actually Paid and Net Income		Compensation Actually Paid and Net Income
Compensation Actually Paid and Adjusted EBITDA		Compensation Actually Paid and Adjusted EBITDA
Financial Performance Measures

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section. the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short- term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

1.	Adjusted EBITDA

2.	Total Shareholder Return (via equity grants); and

3.	Strategic Objectives (via discretionary bonus).

Total Shareholder Return Amount	[5]	$ 171.28	92.76	148.33	96.40
Peer Group Total Shareholder Return Amount	[6]	143.18	140.29	143.09	113.45
Net Income	[7]	$ 3,040,000.00	$ 10,650,000	$ 24,730,000	$ (14,840,000)
Adjusted EBITDA | $ / shares	[8]	232.30	191.28	211.94	114.95
PEO Name		Dr. Berger	Dr. Berger	Dr. Berger	Dr. Berger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return (via equity grants); and
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Strategic Objectives (via discretionary bonus).
PEO [Member] | Adjustment Type [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$ (3,125,000)
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[9]	6,526,252
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[10]	0
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[11]	0
PEO [Member] | Adjustment Type 4 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	5,590,692
PEO [Member] | Adjustment Type 5 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	0
PEO [Member] | Adjustment Type 6 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	935,560
PEO [Member] | Adjustment Type 7 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	0
PEO [Member] | Adjustment Type 8 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	0
PEO [Member] | Adjustment Type 9 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[12]	0
PEO [Member] | Adjustment Type 10 [Member] | Howard Berger [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		6,526,252
Non-PEO NEO [Member] | Adjustment Type [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		(1,071,875)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[13]	0
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	[13]	0
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		2,032,116
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		309,243
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		286,517
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		(1,373)
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		0
Non-PEO NEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$ 0

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Berger (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the above Summary Compensation Table.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Berger, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Berger’s total compensation for 2023 to determine the compensation actually paid:
[3]	The dollar amounts reported in column (d) and (e) represent the average of the amounts reported for the Named Executive Officers as a group (excluding Dr. Berger) in the “Total” column of the Summary Compensation Table in 2023. The names of each of the Named Executive Officers (excluding Dr. Berger) included for purposes of calculating the average amounts in each applicable year are Mark Stolper, Stephen Forthuber, Norman Hames, and Mital Patel.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Dr. Berger), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding Dr. Berger) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding Dr. Berger) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 – Healthcare Sector index.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, as adjusted to exclude losses or gains on the disposal of equipment, other Financial Performance Measures income or loss, loss on debt extinguishment, bargain purchase gains, loss on de-consolidation of joint ventures and non-cash equity compensation. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to Company performance.
[9]	The amounts deducted or added in calculating Dr. Berger’s equity award adjustments are as follows:
[10]	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2023. These values are $0.00 since Dr. Berger did not have any values reported in these columns in the Summary Compensation Table.
[11]	The total pension benefit adjustments for 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the chief executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) calculated in accordance with U.S. GAAP. This value is $0.00 since Dr. Berger did not participate in such pension programs in Fiscal Year 2023.
[12]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[13]	The amounts included in these columns are $0.00 since none of the Named Executive Officers participated in a pension benefit program in Fiscal Year 2023.